Expense Example - BlackRock Event Driven Equity Fund	May 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 671
Expense Example, with Redemption, 3 Years	995
Expense Example, with Redemption, 5 Years	1,342
Expense Example, with Redemption, 10 Years	2,318
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	330
Expense Example, with Redemption, 3 Years	728
Expense Example, with Redemption, 5 Years	1,252
Expense Example, with Redemption, 10 Years	2,500
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	742
Expense Example, with Redemption, 10 Years	$ 1,639